Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and certain financial performance of the Company for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO 1¹ ($)	Summary Compensation Table Total for PEO 2¹ ($)	Compensation Actually Paid to PEO 1¹˒²˒³ ($)	Compensation Actually Paid to PEO 2¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Consolidated Revenue Growth[5]
							TSR ($)	Peer Group TSR ($)
2025	—	5,011,329	—	6,429,671	2,241,822	2,698,390	132.00	138.77	66	0.8%
2024	4,578,438	4,798,814	(4,249,093)	3,015,849	2,478,421	1,652,435	131.86	125.85	116	3.8%
2023	4,457,450	—	5,849,721	—	2,430,435	3,132,645	141.59	123.12	216	(4.0)%
2022	6,365,202	—	4,772,193	—	3,643,842	2,798,975	127.44	91.78	771	17.6%
2021	6,281,262	—	20,558,596	—	3,679,847	10,836,812	146.82	113.28	743	27.0%
1David Jackson was our PEO until February 26, 2024 (“PEO 1”). Adam Miller has served as PEO since February 26, 2024 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024-2025	2021-2023
Andrew Hess	Adam Miller
Kevin Knight	Kevin Knight
Gary Knight	Gary Knight
Todd Carlson	Todd Carlson
2The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO or Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	5,011,329	(3,242,667)	4,661,009	6,429,671

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,241,822	(1,263,838)	1,720,406	2,698,390
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	3,731,483	801,896	—	127,630	—	4,661,009

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,311,803	351,588	—	57,015	—	1,720,406
4The Peer Group TSR set forth in this table utilizes the Nasdaq Transportation index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Transportation index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5We determined Consolidated Revenue Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, as it served as a performance metric for both our 2025 Cash Bonus Plan and our Company Performance PRSUs, along with the additional measures that make up the components of our short-term and long-term incentive programs. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Consolidated Revenue Growth
Named Executive Officers, Footnote	David Jackson was our PEO until February 26, 2024 (“PEO 1”). Adam Miller has served as PEO since February 26, 2024 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024-2025	2021-2023
Andrew Hess	Adam Miller
Kevin Knight	Kevin Knight
Gary Knight	Gary Knight
Todd Carlson	Todd Carlson

Peer Group Issuers, Footnote
4The Peer Group TSR set forth in this table utilizes the Nasdaq Transportation index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Transportation index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	5,011,329	(3,242,667)	4,661,009	6,429,671

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,241,822	(1,263,838)	1,720,406	2,698,390

Non-PEO NEO Average Total Compensation Amount	$ 2,241,822	$ 2,478,421	$ 2,430,435	$ 3,643,842	$ 3,679,847
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,698,390	1,652,435	3,132,645	2,798,975	10,836,812
Equity Valuation Assumption Difference, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	3,731,483	801,896	—	127,630	—	4,661,009

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,311,803	351,588	—	57,015	—	1,720,406

Tabular List, Table
Listed below are the performance measures that in our assessment represent the most important performance measures we use to link Compensation Actually Paid to our PEO and Non-PEO NEOs, for 2025, to Company performance.

Measure	Description
Consolidated Revenue Growth
Consolidated revenue growth is calculated by taking the total of current year consolidated revenue less current year Truckload and LTL fuel surcharge, minus prior year consolidated revenue less prior year Truckload and LTL fuel surcharge, divided by prior year consolidated revenue less prior year Truckload and LTL fuel surcharge.
Consolidated revenue growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Adjusted EPS CAGR
Adjusted EPS CAGR is a non-GAAP measure calculated as the compound annual growth rate in earnings per diluted share, adjusted to eliminate the effect of certain items or events, over the applicable period.

Adjusted Operating Income Growth
Adjusted operating income is a non-GAAP measure calculated as consolidated total revenue, net of Truckload fuel surcharge, less consolidated total adjusted operating expenses, net of Truckload fuel surcharge. Adjusted operating income growth is calculated by taking current year adjusted operating income less prior year adjusted operating income, divided by prior year adjusted operating income.
Adjusted operating income growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Return on Net Tangible Assets	Return on net tangible assets is a non-GAAP measure calculated as net income, adjusted to eliminate the effects of certain items or events, divided by average net tangible assets, and compared to a relative peer group of public truckload carriers selected by the Compensation Committee.

Total Shareholder Return Amount	$ 132.00	131.86	141.59	127.44	146.82
Peer Group Total Shareholder Return Amount	138.77	125.85	123.12	91.78	113.28
Net Income (Loss)	$ 66,000,000	$ 116,000,000	$ 216,000,000	$ 771,000,000	$ 743,000,000
Company Selected Measure Amount	0.008	0.038	(0.040)	0.176	0.270
PEO Name	Adam Miller
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Revenue Growth
Non-GAAP Measure Description
Consolidated revenue growth is calculated by taking the total of current year consolidated revenue less current year Truckload and LTL fuel surcharge, minus prior year consolidated revenue less prior year Truckload and LTL fuel surcharge, divided by prior year consolidated revenue less prior year Truckload and LTL fuel surcharge.
Consolidated revenue growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS CAGR
Non-GAAP Measure Description
Adjusted EPS CAGR is a non-GAAP measure calculated as the compound annual growth rate in earnings per diluted share, adjusted to eliminate the effect of certain items or events, over the applicable period.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth
Non-GAAP Measure Description
Adjusted operating income is a non-GAAP measure calculated as consolidated total revenue, net of Truckload fuel surcharge, less consolidated total adjusted operating expenses, net of Truckload fuel surcharge. Adjusted operating income growth is calculated by taking current year adjusted operating income less prior year adjusted operating income, divided by prior year adjusted operating income.
Adjusted operating income growth targets could be adjusted by the Compensation Committee to omit the effects of extraordinary items, acquisitions or dispositions, unusual, one-time or non-recurring items, amortization of intangibles, cumulative effects of changes in accounting principles, and similar items or transactions.

Measure:: 4
Pay vs Performance Disclosure
Name	Return on Net Tangible Assets
Non-GAAP Measure Description	Return on net tangible assets is a non-GAAP measure calculated as net income, adjusted to eliminate the effects of certain items or events, divided by average net tangible assets, and compared to a relative peer group of public truckload carriers selected by the Compensation Committee.
Dave Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 4,578,438	$ 4,457,450	$ 6,365,202	$ 6,281,262
PEO Actually Paid Compensation Amount	0	(4,249,093)	5,849,721	4,772,193	20,558,596
Adam Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,011,329	4,798,814	0	0	0
PEO Actually Paid Compensation Amount	6,429,671	$ 3,015,849	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,242,667)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,661,009
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,731,483
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801,896
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,630
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,263,838)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,720,406
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,311,803
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,588
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,015
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0